Contingencies, commitments and restrictions on the distribution of profits - Ecuadorian Concession Agreement (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Jul. 20, 2021	Jan. 31, 2020	Dec. 31, 2025	Jul. 06, 2018
Contingencies, commitments and restrictions on the distribution of profits
Percentage of annual concession fee to be paid	50.25%
Minimum
Contingencies, commitments and restrictions on the distribution of profits
Percentage of annual concession fee to be paid	55.25%
Maximum
Contingencies, commitments and restrictions on the distribution of profits
Percentage of annual concession fee to be paid	53.66%
Ecuador | Guayaquil Concession Agreement
Contingencies, commitments and restrictions on the distribution of profits
Additional work to be completed				$ 32,200
Amount remain pending			$ 2,300
Fixed amount required to pay per year for administrative services		$ 524,600	1,500
Performance bond			$ 6,700
Ecuador | TAGSA
Contingencies, commitments and restrictions on the distribution of profits
Percentage of gross revenues from tariffs and charges as annual concession required to pay to trust			55.25%
Performance guarantee			$ 3,000
Percentage of amount required to be paid to maintain performance bond			20.00%
Civil liability insurance premium paid			$ 581,900
Ecuador | ECOGAL
Contingencies, commitments and restrictions on the distribution of profits
Performance bond			$ 700